Employee Benefits Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefits Expenses
Schedule of Components of Employee Benefits Expenses

€ millions	2024	2023	2022
Salaries	12,244	12,128	11,369
Social security expenses	2,003	1,919	1,779
Share-based payment expenses	2,385	2,220	1,431
Pension expenses	435	438	447
Employee-related restructuring expenses	3,143	222	85
Termination benefits outside of restructuring plans	68	64	44
Employee benefits expenses	20,278	16,992	15,157